Schedule of Option Pricing Model and Adopted Fair Value Per Share (Details) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share	[1]
Discount rate (after tax)	[1]
Risk-free interest rate		4.58%	3.88%		[1]
Expected volatility		65.70%	64.20%		[1]
Contractual term (in years)		10 years	10 years
Discount for lack of marketability ("DLOM")	[1]
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Discount rate (after tax)				1650.00%
Discount for lack of marketability ("DLOM")				10.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share		$ 0.79	$ 6.33
Minimum [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share			$ 4.90	$ 3.81
Discount rate (after tax)			1500.00%
Discount for lack of marketability ("DLOM")			5.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share		$ 0.80	$ 6.37
Maximum [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share			$ 5.45	$ 4.08
Discount rate (after tax)			1600.00%
Discount for lack of marketability ("DLOM")			10.00%

[1]	There were no grants for options for the year ended December 31, 2022.